Short-term and long-term borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-term and long-term borrowings
Short-term borrowings, including short-term portions of long-term borrowings	¥ 36	$ 5	¥ 7,277
Long-term borrowings	¥ 0		¥ 10,395
Short-term borrowings
Short-term and long-term borrowings
Interest rate (as a percent)	10.30%	10.30%
Minimum
Short-term and long-term borrowings
Interest rate (as a percent)	0.90%	0.90%
Minimum | Short-term borrowings
Short-term and long-term borrowings
Interest rate (as a percent)			0.20%
Maximum
Short-term and long-term borrowings
Interest rate (as a percent)	1.25%	1.25%
Maximum | Short-term borrowings
Short-term and long-term borrowings
Interest rate (as a percent)			10.30%